Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Level 2 | Financial asset at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 40,282,764	₩ 35,772,532
Level 2 | Financial asset at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*)	DCF, NAV, Option model (*)
Carrying value	₩ 40,282,764	₩ 35,767,488
Significant unobservable inputs and range	Discount rate, interest rate, stock price and etc.	Discount rate, interest rate, stock price and etc.
Level 2 | Financial asset at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique		NAV
Carrying value		₩ 5,044
Significant unobservable inputs and range		Price of underlying assets such as stocks, bonds, etc.
Level 2 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 3,961,279	₩ 5,883,821
Level 2 | Derivative assets | Trading
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*), Implied forward interest rate, DCF	Option model (*), Implied forward interest rate, DCF
Carrying value	₩ 3,709,058	₩ 5,585,517
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Level 2 | Derivative assets | Hedging
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 252,221	₩ 298,304
Level 2 | Securities measured at FVOCI
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 93,769,965	₩ 87,006,318
Level 2 | Securities measured at FVOCI | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF,Option model (*)	DCF, Option model (*)
Carrying value	₩ 49,525,922	₩ 45,349,965
Significant unobservable inputs and range	Interest rate, discount rate, etc.	Interest rate, discount rate, etc.
Level 3 | Financial asset at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 17,327,888	₩ 15,047,137
Level 3 | Financial asset at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Income approach	DCF, NAV, Option model (*1), Income approach
Carrying value	₩ 15,730,078	₩ 13,146,888
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Correlations Growth rate, and Liquidation Value	The volatility of the underlying asset, Discount rate, Correlations, Growth rate, and Liquidation Value
Level 3 | Financial asset at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Cost method	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Cost method
Carrying value	₩ 1,597,810	₩ 1,900,249
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Growth rate And Interest rate volatility	The volatility of the underlying asset, Discount rate and Correlations
Level 3 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 632,213	₩ 529,144
Level 3 | Derivative assets | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 97,403	₩ 54,541
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset and Correlations
Level 3 | Derivative assets | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 60,919	₩ 51,025
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset and Correlations
Level 3 | Derivative assets | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 473,891	₩ 423,578
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations and Hazard Rate	The volatility of the underlying asset, Correlations and Hazard Rate
Level 3 | Securities measured at FVOCI
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 18,909,284	₩ 16,557,610
Level 3 | Securities measured at FVOCI | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Comparable company analysis	DCF, NAV, Option model (*1), Comparable company analysis
Carrying value	₩ 949,183	₩ 981,329
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Growth rate and Interest rate volatility	The volatility of the underlying asset, Discount rate, Growth rate and Interest rate volatility